Consolidated statement of profit or loss and other comprehensive income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Consolidated statement of profit or loss and other comprehensive income
Net sales	R$ 39,468,497	R$ 39,322,786		R$ 26,093,154
Cost of sales	(28,549,896)	(30,556,819)		(20,263,186)
Gross profit	10,918,601	8,765,967		5,829,968
Selling expenses	(1,350,570)	(1,276,279)		(723,419)
General and administrative expenses	(2,527,974)	(1,758,067)		(1,401,572)
Other income, net	3,924,377	1,752,222		382,600
Operating expenses	45,833	(1,282,124)		(1,742,391)
Profit before equity in earnings of investees, finance results and income taxes	10,964,434	7,483,843	[1]	4,087,577
Interest in earnings of associates	350,399	418,897	[1]	130,225
Interest in earnings of joint ventures	1,695,945	(92,179)	[1]	4,590,631
Equity in earnings of investees	2,046,344	326,718	[1]	4,720,856
Finance expense	(11,337,430)	(4,706,535)		(2,527,506)
Finance income	3,028,134	5,777,521		1,258,441
Foreign exchange, net	1,777,438	260,746		(1,099,536)
Net effect of derivatives	(1,365,169)	(6,489,668)		(188,956)
Finance results, net	(7,897,027)	(5,157,936)	[1]	(2,557,557)
Profit before income taxes	5,113,751	2,652,625	[1]	6,250,876
Income taxes
Current	(1,645,063)	(1,246,990)		(787,602)
Deferred	1,370,637	1,365,394		1,233,186
Income taxes	(274,426)	118,404	[1]	445,584
Profit for the year from continuing operations	4,839,325	2,771,029	[1]	6,696,460
Profit for the year from discontinued operations, net of tax	45,419	49,846	[1]
Profit for the year	4,884,744	2,820,875	[1]	6,696,460
Items that will not be reclassified to profit or loss
Actuarial gain (loss) with defined benefit plan	(71,550)	80,330		63,382
Taxes over actuarial gain (loss) on defined benefit plan	24,327	(27,312)		(21,550)
Items that will never be reclassified to profit or loss	(47,223)	53,018		41,832
Items that are or may be reclassified subsequently to profit or loss
Foreign currency translation differences	(172,501)	917,548		89,848
Gain (loss) on cash flow hedge	(125,233)	723		(601,415)
Change in fair value of financial assets, net of taxes		22,395		2,269
Items that are or may be reclassified subsequently to profit or loss	(297,734)	940,666		(509,298)
Total other comprehensive income (loss), net of tax	(344,957)	993,684		(467,466)
Comprehensive income from continuing operations	4,494,368	3,764,713		6,228,994
Comprehensive income from discontinued operations	45,419	49,846
Total comprehensive income for the year	4,539,787	3,814,559		6,228,994
Profit attributable to:
Owners of the Company	1,094,391	1,176,032		6,312,140
Non-controlling interests	3,790,353	1,644,843		384,320
Profit for the year	4,884,744	2,820,875	[1]	6,696,460
Total comprehensive income attributable to:
Owners of the Company	841,170	2,265,187		5,932,760
Non-controlling interest	3,698,617	1,549,372		296,234
Total comprehensive income for the year	R$ 4,539,787	R$ 3,814,559		R$ 6,228,994
Earnings per share of continuing operations
Basic	R$ 0.5778	R$ 0.62		R$ 3.4407
Diluted	0.5751	0.6173		3.4291
Earnings per share of discontinued operations
Basic	0.0084	0.0092
Diluted	R$ 0.0084	R$ 0.0092

[1]	Amounts after the reclassification of the discontinued operation.